Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortised cost, category [member] | Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr (1,480)	kr (1,186)
Financial liabilities at amortised cost, category [member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(425)	(319)
Financial assets at fair value through profit or loss, category [member] | Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,381	8,819
Financial assets at fair value through profit or loss, category [member] | Other
Disclosure of detailed information about financial instruments [line items]
Financial Assets	371	1,081
Financial assets at amortised cost, category [member] | Receivables ex. prepayments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	3,176	2,329
Financial assets at amortised cost, category [member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 8,957	kr 7,260